Share-based compensation - Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,349,001	1,283,088
Number of options granted (in shares) | shares	245,215	175,892
Number of options forfeited (in shares) | shares	(127,729)	(95,139)
Number of options exercised (in shares) | shares	(641,396)	(14,840)
Number of options outstanding - end of period (in shares) | shares	825,091	1,349,001
Number of options exercisable (in shares) | shares	456,218	979,666
Weighted average exercise price, options outstanding - beginning of period (in dollars per share) | $ / shares	$ 13.60	$ 12.00
Weighted average exercise price, options granted (in dollars per share) | $ / shares	52.73	44.86
Weighted average exercise price, options forfeited (in dollars per share) | $ / shares	44.25	49.57
Weighted average exercise price, options exercised (in dollars per share) | $ / shares	3.46	15.06
Weighted average exercise price, options outstanding - end of period (in dollars per share) | $ / shares	28.37	13.60
Weighted average exercise price, options exercisable (in dollars per share) | $ / shares	$ 13.85	$ 4.98